Off-balance sheet assets received (Tables)	12 Months Ended
Dec. 31, 2021
Entity [Table]
Tabular disclosure of off-balance sheet assets received [text block]
Off-balance sheet assets received
USD million 31.12.21 31.12.20
Fair value of assets received that can be sold or repledged 497,828 500,689 received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative and other transactions
1
483,426 487,904
received in unsecured borrowings 14,402 12,785
Thereof sold or repledged
2
367,440 367,258
in connection with financing activities 319,176 315,603
to satisfy commitments under short sale transactions 31,688 33,595 in connection with derivative and other transactions
1
16,575 18,059
1 Includes securities received as initial margin from its clients that UBS is required to remit to central counterparties,

brokers and deposit banks through its exchange-traded derivative clearing and execution services.

2 Does not include off-balance

sheet securities (31 December 2021:

USD
12.7

billion; 31 December 2020:

USD
18.9

billion) placed with central banks

related to undrawn credit

lines and for payment, clearing

and
settlement purposes for which there are no associated liabilities or contingent liabilities.

UBS AG
Entity [Table]
Tabular disclosure of off-balance sheet assets received [text block]
Off-balance sheet assets received
USD million 31.12.21 31.12.20
Fair value of assets received that can be sold or repledged 497,828 500,689 received as collateral under reverse repurchase, securities borrowing and lending arrangements, derivative and other transactions
1
483,426 487,904
received in unsecured borrowings 14,402 12,785
Thereof sold or repledged
2
367,440 367,258
in connection with financing activities 319,176 315,603
to satisfy commitments under short sale transactions 31,688 33,595 in connection with derivative and other transactions
1
16,575 18,059
1 Includes securities

received as initial

margin from its

clients that UBS

AG is required

to remit to

central counterparties,

brokers and

deposit banks through

its exchange-traded

derivative clearing

and execution
services.

2 Does not include

off-balance sheet securities (31

December 2021: USD
12.7

billion; 31 December 2020:

USD
18.9

billion) placed with

central banks related

to undrawn credit

lines and for payment,
clearing and settlement purposes for which there are no associated liabilities or contingent liabilities.